Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	$ 1,975	$ 493
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		435	69
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		1,540	424
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	852	271
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		45	35
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		807	236
Commodity Contract | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	408	153
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		28	13
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		380	140
Commodity Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	238	110
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		7	8
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		231	102
Commodity Contract | Exchange
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	160	9
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		159	7
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		1	2
Commodity Contract | Exchange | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	0	7
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	7
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	0
Interest Rate Contract | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	1,407	323
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		248	49
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		1,159	274
Interest Rate Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	614	146
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		38	20
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		$ 576	126
Foreign currency exchange rate | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]		8
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments			0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received			0
Net Amounts			8
Foreign currency exchange rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]		8
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments			0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received			0
Net Amounts			$ 8

[1]	Excludes derivative assets of $201 million and $120 million at Dominion Energy, and $30 million and $29 million at Virginia Power, at December 31, 2022 and 2021, respectively, which are not subject to master netting or similar arrangements.